Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Proceeds from dispositions of equity-method investments (Note 6)			$ 485	$ 0	$ 200
Other Asset Impairment Charges			464	1,915	$ 1,248
Northeast JV [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		35.00%
Constitution Pipeline Company LLC [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Other Asset Impairment Charges	$ 354
Loss on deconsolidation	27
Constitution Pipeline Company LLC [Member] | NonControlling Interest Share [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Other Asset Impairment Charges	209
Variable Interest Entity, Primary Beneficiary [Member] | Cash and cash equivalents [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	102		102	33
Variable Interest Entity, Primary Beneficiary [Member] | Trade accounts and other receivables [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	167		167	62
Variable Interest Entity, Primary Beneficiary [Member] | Other current assets and deferred charges [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	5		5	2
Variable Interest Entity, Primary Beneficiary [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	5,745		5,745	2,363
Variable Interest Entity, Primary Beneficiary [Member] | Intangible assets - net of accumulated amortization [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2,669		2,669	1,177
Variable Interest Entity, Primary Beneficiary [Member] | Regulatory assets, deferred charges, and other [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	13		13	0
Variable Interest Entity, Primary Beneficiary [Member] | Accounts payable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(58)		(58)	(15)
Variable Interest Entity, Primary Beneficiary [Member] | Accrued liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(66)		(66)	(115)
Variable Interest Entity, Primary Beneficiary [Member] | Regulatory liabilities, deferred income, and other [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(283)		$ (283)	$ (264)
Variable Interest Entity, Primary Beneficiary [Member] | Northeast JV [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage			65.00%
Variable Interest Entity, Not Primary Beneficiary [Member] | Jackalope Gas Gathering Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage				50.00%
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Proceeds from dispositions of equity-method investments (Note 6)		$ 485
Variable Interest Entity, Not Primary Beneficiary [Member] | Brazos Permian II, LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage			15.00%
Variable Interest Entity, Not Primary Beneficiary [Member] | Brazos Permian II, LLC [Member] | Investments [Domain]
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net	$ 194		$ 194
Variable Interest Entity, Not Primary Beneficiary [Member] | Constitution Pipeline Company LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage			41.00%
Transmission And Gulf Of Mexico [Member] | Constitution Pipeline Company LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage			41.00%
Transmission And Gulf Of Mexico [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage			51.00%